Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	DREYFUS STOCK FUNDS
Central Index Key	0001199348
Amendment Flag	false
Document Creation Date	Mar. 27, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus International Equity Fund | Class T
Prospectus:
Trading Symbol	DINTX
Class T Prospectus | Dreyfus Small Cap Equity Fund | Class T
Prospectus:
Trading Symbol	DSTEX